Unique LoanID	TPMT_2019_1_GROUP	Rating	Type	Exception	Credit Comments	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors
110002	3	Critical	Credit	[3] MI Missing
110002	3	Non Critical	Compliance	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
110002	3	Non Critical	Compliance	[2] Initial GFE Date not within 3 days of Initial Application Date
110002	3	Non Critical	Compliance	[2] Initial TIL Date not within 3 days of Initial Application Date